UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [ ];        Amendment Number:
                                                     --------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Guaranty & Trust Company
Address:          4550 New Linden Hill Road, Suite 200
                  Wilmington, Delaware  19850

Form 13F File Number: To be provided

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles C. Schwartz
Title:   Vice President & Investment Officer
Phone:   802-229-3113


Signature, Place, and Date of Signing:

/s/ Charles C. Schwartz        Montpelier, VT        September 28, 2006
-----------------------      ------------------      ------------------
       [Signature]             [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------
Form 13F Information Table Entry Total:               167
                                                 -------------
Form 13F Information Table Value Total:             $13,969
                                                 -------------
                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                   Title of             Market Value            Shr/  Put/   Invstmt          Sole   Share    None
          Name of Issuer             Class     Cusip       (x1000)    Shares    Prn   Call   Dscrsn   Mgrs.  Voting  Voting  Voting
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HOLDING NV                   COM    000937102          3        140    SHR           SOLE             140
ABM INDUSTRIES INC                    COM    000957100          2        100    SHR           SOLE             100
ACTIVISION INC                        COM    004930202         23       1859    SHR           SOLE            1859
AEGON N V                             COM    007924103          5        400    SHR           SOLE             400
ALCAN ALUM LTD                        COM    013716105        165       5494    SHR           SOLE            5494
ALLTEL CORP                           COM    020039103         25        394    SHR           SOLE             394
ALTRIA GROUP INC.                     COM    02209S103         78       1200    SHR           SOLE            1200
AMER EXP CO                           COM    025816109        295       5539    SHR           SOLE            5539
AMERICAN INTERNATIONAL GROUP, INC     COM    026874107        281       4831    SHR           SOLE            4831
ANGLO AMERICAN PLC                    COM    03485P102          1        125    SHR           SOLE             125
AVON PROD INC                         COM    054303102        131       3474    SHR           SOLE            3474
BAA PLC                               COM    05518L206          3        280    SHR           SOLE             280
BAE SYSTEMS PLC                       COM    05523R107          6        275    SHR           SOLE             275
BASF AG                               COM    055262505          5         78    SHR           SOLE              78
BCE INC                               COM    05534B109          3        125    SHR           SOLE             125
BP PLC                                COM    055622104          5         85    SHR           SOLE              85
BANCO SANTANDER CEN                   COM    05964H105          3        270    SHR           SOLE             270
BANK OF AMERICA CORP                  COM    060505104        216       4725    SHR           SOLE            4725
BANK NEW YORK INC                     COM    064057102         29       1016    SHR           SOLE            1016
BAXTER INTL INC                       COM    071813109        247       6666    SHR           SOLE            6666
BIOMET INC                            COM    090613100         16        476    SHR           SOLE             476
BIOSITE INC                           COM    090945106         25        450    SHR           SOLE             450
BLOCK H & R INC                       COM    093671105         13        437    SHR           SOLE             437
BOB EVANS FARMS                       COM    096761101         18        769    SHR           SOLE             769
BOOTS CO PLC-ADR                      COM    099482101          1         50    SHR           SOLE              50
BRISTOL MYERS                         COM    110122108        114       4562    SHR           SOLE            4562
CH ROBINSON WORLDWIDE INC             COM    12541W209          1         35    SHR           SOLE              35
CSX CORP                              COM    126408103        143       6711    SHR           SOLE            6711
CADBURY SWEPPES                       COM    127209302          1         30    SHR           SOLE              30
CADENCE DESIGN SYS INC                COM    127387108         22       1645    SHR           SOLE            1645
CANON INC SPON ADR                    COM    138006309          3         95    SHR           SOLE              95
CERIDIAN CORP                         COM    156779100          2        125    SHR           SOLE             125
CHEUNG KONG HLDGS LTD                 COM    166744201          1        150    SHR           SOLE             150
CHEVRONTEXACO CORP                    COM    166764100          3         46    SHR           SOLE              46
CHICO'S FAS INC                       COM    168615102         28        830    SHR           SOLE             830
CHURCH & DWIGHT CO INC                COM    171340102         26        727    SHR           SOLE             727
CITIGROUP INC                         COM    172967101         21        450    SHR           SOLE             450
CLOROX CO                             COM    189054109          2         31    SHR           SOLE              31
COGNOS INC                            COM    19244C109         21        623    SHR           SOLE             623
COLGATE-PALMOLIVE CO                  COM    194162103        197       3941    SHR           SOLE            3941
COMPAGNIE FINANCIER                   COM    204318109          1        100    SHR           SOLE             100
CONAGRA INC                           COM    205887102         20        848    SHR           SOLE             848
CREDIT SUISSE GROUP                   COM    225401108          4        100    SHR           SOLE             100
DSM N.V.                              COM    23332H202          3        300    SHR           SOLE             300
DANSKE BANK A/S                       COM    236363107          4        235    SHR           SOLE             235
DIAGEO PLC                            COM    25243Q205        233       3921    SHR           SOLE            3921
DOMINION RESOURCES INC                COM    25746U109        121       1642    SHR           SOLE            1642
DONALDSON INC                         COM    257651109          2         70    SHR           SOLE              70
DUPONT EI DE NEMOURS & CO             COM    263534109        191       4450    SHR           SOLE            4450
E M C CORP MASS                       COM    268648102        211      15417    SHR           SOLE           15417
ENI SPA                               COM    26874R108          2         40    SHR           SOLE              40
EOG RESOURCES INC                     COM    26875P101         29        505    SHR           SOLE             505
EISAI CO LTD                          COM    282579309          6        180    SHR           SOLE             180
ENCANA CORP                           COM    292505104          3         75    SHR           SOLE              75
ENDESA                                COM    29258N107          5        210    SHR           SOLE             210
ENGELHARD CORP                        COM    292845104          2         54    SHR           SOLE              54
EUROPE FUND INC                       COM    29874M103         23       2220    SHR           SOLE            2220
EXELON CORP                           COM    30161N101        276       5376    SHR           SOLE            5376
EXXON MOBIL CORP                      COM    30231G102       1211      21072    SHR           SOLE           21072
FPL GROUP INC                         COM    302571104        228       5427    SHR           SOLE            5427
FIRST DATA CORP                       COM    319963104        103       2573    SHR           SOLE            2573
FUJI PHOTO FILM                       COM    359859302          8        250    SHR           SOLE             250
GENERAL DYNAMICS CORP                 COM    369550108        137       2503    SHR           SOLE            2503
GENERAL ELECTRIC CO                   COM    369604103        343       9897    SHR           SOLE            9897
GENTEX CORP                           COM    371901109         22       1210    SHR           SOLE            1210
GLAXO SMITHKLINE PLC                  COM    37733W105          7        135    SHR           SOLE             135
GTECH HOLDINGS CORP                   COM    400518106          2         81    SHR           SOLE              81
HCC INSURANCE HOLDINGS INC            COM    404132102         18        725    SHR           SOLE             725
HSBC HOLDINGS PLC                     COM    404280406          5         60    SHR           SOLE              60
HAIN CELESTIAL GROUP INC              COM    405217100         24       1229    SHR           SOLE            1229
HITACHI LTD                           COM    433579507          4         60    SHR           SOLE              60
HOME DEPOT INC                        COM    437076102          2         50    SHR           SOLE              50
HONEYWELL INTERNATIONAL INC           COM    438516106        235       6410    SHR           SOLE            6410
HUTCHISON WHAMPOA                     COM    448415208          3         75    SHR           SOLE              75
IDX SYSTEMS CORP                      COM    449491109          2         60    SHR           SOLE              60
ING GROEP NV                          COM    456837103          6        220    SHR           SOLE             220
IBM CORP                              COM    459200101        715       9639    SHR           SOLE            9639
INTL GAME TECH                        COM    459902102         18        629    SHR           SOLE             629
INTL PAPER CO                         COM    460146103        183       6045    SHR           SOLE            6045
JP MORGAN CHASE & CO                  COM    46625H100         79       2244    SHR           SOLE            2244
JOHNSON & JOHNSON                     COM    478160104        394       6065    SHR           SOLE            6065
KT CORP                               COM    48268K101          4        200    SHR           SOLE             200
KAO CORP                              COM    485537302          5         20    SHR           SOLE              20
KIMBERLY CLARK CORP                   COM    494368103        247       3951    SHR           SOLE            3951
KINGFISHER PLC                        COM    495724403          4        500    SHR           SOLE             500
PHILIPS ELECTRONICS                   COM    500472303          3        100    SHR           SOLE             100
KOREA ELEC POWER CORP                 COM    500631106          3        200    SHR           SOLE             200
KRAFT FOODS INC                       COM    50075N104        200       6290    SHR           SOLE            6290
L-3 COMMUNICATIONS HLDGS INC          COM    502424104          2         30    SHR           SOLE              30
LABORATORY CORP OF AMER HLDGS         COM    50540R409        265       5308    SHR           SOLE            5308
LIBERTY PROPERTY TR                   COM    531172104         37        840    SHR           SOLE             840
ELI LILLY & CO                        COM    532457108        255       4571    SHR           SOLE            4571
MBNA CORP                             COM    55262L108        106       4052    SHR           SOLE            4052
MAXIM INTEGRATED PROD                 COM    57772K101         21        540    SHR           SOLE             540
MCCORMICK & CO INC                    COM    579780206          2         48    SHR           SOLE              48
MEDTRONIC INC                         COM    585055106        218       4213    SHR           SOLE            4213
MERRILL LYNCH & CO                    COM    590188108          2         35    SHR           SOLE              35
MICROSOFT CORP                        COM    594918104        224       9019    SHR           SOLE            9019
MILLEA HOLDINGS INC                   COM    60032R106          2         35    SHR           SOLE              35
MORGAN STANLEY DEAN WITTER & CO       COM    617446448        332       6330    SHR           SOLE            6330
MOTOROLA INC                          COM    620076109        224      12265    SHR           SOLE           12265
NATL AUSTRALIA BK LTD                 COM    632525408          6         50    SHR           SOLE              50
NATIONAL OILWELL INC                  COM    637071101          2         49    SHR           SOLE              49
NESTLE SA                             COM    641069406          8        125    SHR           SOLE             125
NINTENDO OF AMERICA INC               COM    654445303          4        325    SHR           SOLE             325
NIPPON TELEC & TEL CORP               COM    654624105          5        225    SHR           SOLE             225
NOKIA CORP                            COM    654902204          7        400    SHR           SOLE             400
NOVARTIS AG                           COM    66987V109          8        160    SHR           SOLE             160
OLYMPUS CORP                          COM    68163W109          2        125    SHR           SOLE             125
ORACLE SYS CORP                       COM    68389X105        213      16125    SHR           SOLE           16125
OUTBACK STEAKHOUSE                    COM    689899102          2         50    SHR           SOLE              50
PACTIV CORP                           COM    695257105        219      10146    SHR           SOLE           10146
PARKER HANNIFIN CORP                  COM    701094104          2         33    SHR           SOLE              33
PEPSICO INC                           COM    713448108        220       4085    SHR           SOLE            4085
PEROT SYSTEMS CORP                    COM    714265105         21       1510    SHR           SOLE            1510
PETSMART INC                          COM    716768106         21        700    SHR           SOLE             700
PFIZER                                COM    717081103        188       6829    SHR           SOLE            6829
PIONEER NATURAL RESOURCES CO          COM    723787107        195       4625    SHR           SOLE            4625
PORTUGAL TELECOM SGPS SA              COM    737273102          3        270    SHR           SOLE             270
PROCTER & GAMBLE CO                   COM    742718109        338       6400    SHR           SOLE            6400
REED ELSEVIER PLC                     COM    758205108          6        150    SHR           SOLE             150
REGIS CORP                            COM    758932107          2         58    SHR           SOLE              58
REGIONS FINANCIAL CORP                COM    7591EP100          2         60    SHR           SOLE              60
REPSOL YPF S A                        COM    76026T205          3        100    SHR           SOLE             100
ROCHE HOLDINGS LTD                    COM    771195104          4         65    SHR           SOLE              65
ROCKWELL INTERNATIONAL CORP           COM    773903109        223       4580    SHR           SOLE            4580
SEI INVESTMENTS                       COM    784117103          2         56    SHR           SOLE              56
ST PAUL CO INC                        COM    792860108        244       6175    SHR           SOLE            6175
HENRY SCHEIN INC                      COM    806407102         30        721    SHR           SOLE             721
SCHLUMBERGER LTD                      COM    806857108        130       3435    SHR           SOLE            3435
SCOTTISH POWER PLC                    COM    81013T705          5        110    SHR           SOLE             110
SHELL TRANSPORT & TRADING             COM    822703609          4         70    SHR           SOLE              70
SIGMA ALDRICH CORP                    COM    826552101          2         33    SHR           SOLE              33
JM SMUCKER CO                         COM    832696405          3         64    SHR           SOLE              64
SOCIETE GENERALE                      COM    83364L109          5        250    SHR           SOLE             250
SONY CORP                             COM    835699307          5        150    SHR           SOLE             150
STAPLES INC                           COM    855030102        213      10020    SHR           SOLE           10020
STATOIL ASA                           COM    85771P102          4        220    SHR           SOLE             220
STORA ENSO OYJ                        COM    86210M106          4        350    SHR           SOLE             350
SUN COMMUNITIES INC                   COM    866674104         29        792    SHR           SOLE             792
SYMANTEC CORP                         COM    871503108         20        940    SHR           SOLE             940
TNT N V - ADR                         COM    87260W101          4        175    SHR           SOLE             175
TAIWAN SEMICONDUCTOR MFG CO           COM    874039100          3        285    SHR           SOLE             285
TARGET CORP                           COM    87612E106        257       4721    SHR           SOLE            4721
TELEFONAS DE MEXICO                   COM    879403780          6        300    SHR           SOLE             300
TEXAS INST INC                        COM    882508104         27        952    SHR           SOLE             952
TIME WARNER CO                        COM    887317105        186      11126    SHR           SOLE           11126
TOTAL S.A.                            COM    89151E109          3         50    SHR           SOLE              50
TOYOTA MOTOR CORP                     COM    892331307          3         45    SHR           SOLE              45
US BANCORP                            COM    902973304        251       8580    SHR           SOLE            8580
UNITED TECH CORP                      COM    913017109        238       4630    SHR           SOLE            4630
UPM-KYMMENE OYJ                       COM    915436109          3        175    SHR           SOLE             175
VERIZON COMMUNICATIONS                COM    92343V104        200       5791    SHR           SOLE            5791
VISTEON CORP.                         COM    92839U107          1        135    SHR           SOLE             135
VOLVO AB                              COM    928856400          4        105    SHR           SOLE             105
WACHOVIA CORP                         COM    929903102         40        800    SHR           SOLE             800
WELLS FARGO & CO                      COM    949746101        119       3857    SHR           SOLE            3857
WEST CORPORATION                      COM    952355105          2         65    SHR           SOLE              65
WRIGLEY WM JR CO                      COM    982526105          2         33    SHR           SOLE              33
WYETH                                 COM    983024100        155       3488    SHR           SOLE            3488
YUM! BRANDS INC                       COM    988498101        261       5017    SHR           SOLE            5017
ZURICH FINANCIAL SVCS                 COM    98982M107          5        300    SHR           SOLE             300
DEUTSCHE BANK AG                      COM    D18190898          4         50    SHR           SOLE              50
ACCENTURE LTD                         COM    G1150G111        178       7830    SHR           SOLE            7830
GLOBALSANTAFE CORP                    COM    G3930E101        254       6233    SHR           SOLE            6233
WEATHERFORD INTERNATIONAL LTD         COM    G95089101        132       4555    SHR           SOLE            4555
WILLIS GROUP HOLDINGS LTD             COM    G96655108          2         50    SHR           SOLE              50

                                                            13969     380187                                380187